Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Current Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Schedule of movement of assets held for sale
	Antminer S9 Miners (a)		Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 Miners (b)		MicroBT Whatsminer M20S Miners (c)		TOTAL
	Quantity	Value	Quantity	Value	Quantity	Value	Quantity	Value
Balance as of January 1, 2021	—	—	—	—	—	—	—	—
Additions	6,318	371	—	—	—	—	6,318	371
Dispositions	(258)	(50)	—	—	—	—	(258)	(50)
Impairment reversal	—	890	—	—	—	—	—	890
Balance as of December 31, 2021	6,060	1,211	—	—	—	—	6,060	1,211
Additions	—	—	2,051	325	4,071	1,778	6,122	2,103
Dispositions	(3,982)	(779)	(207)	(22)	(1,559)	(748)	(5,748)	(1,549)
Impairment	(2,078)	(432)	(572)	(113)	—	—	(2,650)	(545)
Balance as of December 31, 2022	—	—	1,272	190	2,512	1,030	3,784	1,220